DISCONTINUED OPERATIONS	9 Months Ended
Sep. 30, 2013
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS

NOTE 6 - DISCONTINUED OPERATIONS

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In January  2013,  the  Company  sold all of its  proved oil and gas  properties located in Weld County CO for  $1,600,000  in cash and for the nine months ended

September 30, 2013,  the Company  recorded a gain of $127,478 on the sale of the disposal group held for sale less the basis in the properties of $1,472,522 (net of $5,469 of depreciation, depletion and amortization). The properties consisted solely of oil and gas properties that were acquired in 2012.

The financial  results of the disposal group held for sale have been  classified as  discontinued  operations  in our  statements  of  operations  for all period presented. There were no operations for the nine months ended September 30, 2013 and for the period of March 28, 2012 (inception) through September 30, 2012. For the period of March 28, 2012  (inception)  through December 31, 2012 the Company recognized  revenues from oil and gas sales of $78,726 and operation expenses of

$50,985 or operating income from discontinued operations of $27,741.

The  assets and  liabilities  related to the  Company  discontinued  oil and gas operations are reflected as assets and liabilities of discontinued operations in the accompany  balance sheets.  There are no assets and liabilities at September

30,  2013.  The  following   summarizes  the  components  of  these  assets  and

liabilities at December 31, 2012:

                    Assets

 Current Assets

Disposal group held for sale:

   Accounts receivable                               $             8,550

   Oil and gas properties, net                                 1,472,521

                                                     --------------------

            Total current assets of

            discontinued operations                  $         1,481,071

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                  Liabilities

 Current Liabilities

         Disposal group held for sale:

   Accounts payable                                  $             7,745

                                                     --------------------

         Total current liabilities of

            discontinued operations                  $             7,745

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